Fair Value	6 Months Ended
Jun. 30, 2025
Fair Value
Fair Value

5.Fair Value

The carrying amount of cash and cash equivalents, trade receivables, other receivables, financial assets and other current assets approximate their value due to their short-term character.

The carrying value of current liabilities approximates their fair value due to the short-term character of these instruments. The fair value of non-current liabilities (financial debt and other non-current liabilities), excluding the derivative financial liabilities, is evaluated based on their interest rates and maturity date. These instruments have fixed interest rates and their fair value measurements are subject to changes in interest rates. The fair value measurement is classified as level 3. The sensitivity on the fair value measurements of the recoverable cash advances are further detailed in note 18.1.

The derivative financial liabilities and assets which consist of foreign currency swaps and forwards are measured at fair value through profit and loss. Fair value is determined by the financial institution and is based on foreign currency swap and forward rates and the maturity of the instrument.

The synthetic warrants are measured at fair value through profit and loss. The fair value is determined using a binomial tree with 240 monthly periods (20 years) and the following key unobservable input:

●	Volatility of 66,205%, estimated based on the median of the annualized 90 - day standard deviation of daily volatility of Nasdaq stock prices over the period from July 2022 to June 2025.

A 5% increase in volatility would result in an increase in fair value by €57,000, while a 5% decrease in volatility would result in a decrease in fair value by €67,000.

The prepayment option is measured at fair value through profit and loss.

There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the period. There were no transfers between level 1 and level 2 fair value measurements during the period and no transfers into or out of level 3 fair value measurements.

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2025	2024	2025	2024
Financial Assets
Other long-term receivables (level 3)	452	395	452	395
Prepayment option (level 3)	170	112	170	112
Trade and other receivables (level 3)	3,974	4,293	3,974	4,293
Foreign currency swaps and forwards (level 2)	493	—	493	—
Other current assets (level 3)	292	739	292	739
Cash and cash equivalents (level 1)	22,729	34,186	22,729	34,186
Financial assets (level 1)	20,257	51,369	20,257	51,369

	Carrying value		Fair value
	As at	As at	As at	As at
	June 30,	December 31,	June 30,	December 31,
(in EUR 000)	2025	2024	2025	2024
Financial liabilities
Loan facility agreement (level 3)	7,093	6,898	7,915	7,151
Synthetic warrants (level 3)	2,696	3,204	2,696	3,204
Foreign currency swaps and forwards (level 2)	—	353	—	353
Recoverable cash advances (level 3)	9,385	8,871	9,385	8,871
Trade and other liabilities (level 1 and 3)	10,961	11,338	10,961	11,338